Summary of Significant Accounting Policies -Goodwill and Other Indefinite-Lived Intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Goodwill and Other Indefinite-Lived Intangibles
Goodwill impairment charges	$ 991	$ 21,537	$ 0
Indefinite-lived intangible assets impairment charges	$ 0	$ 0	$ 0